Pension and similar obligations - Summary of Fair Value of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	100.00%	100.00%
Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	37.00%	38.00%
Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	28.00%	28.00%
Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	22.00%	22.00%
Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7.00%	6.00%
Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6.00%	6.00%
Quoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	90.00%	90.00%
Quoted [Member] | Government Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	37.00%	38.00%
Quoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	27.00%	27.00%
Quoted [Member] | Equity instruments [member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	22.00%	22.00%
Quoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	4.00%	3.00%
Unquoted [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	10.00%	10.00%
Unquoted [Member] | Corporate Bonds [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1.00%	1.00%
Unquoted [Member] | Property [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7.00%	6.00%
Unquoted [Member] | Insurance Contracts and Others [Member]
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	2.00%	3.00%